1. NATURE OF OPERATIONS AND GOING CONCERN: Schedule of Loss, Deficit and Working Capital (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Loss, Deficit and Working Capital

	Year ended December 31, 2017	Year ended December 31, 2016	Six months ended December 31, 2015	Year ended June 30, 2015
	$	$	$	$
Comprehensive loss	(2,736,717)	(2,613,904)	(1,190,414)	(2,200,648)
Deficit	(21,091,609)	(18,354,892)	(15,740,988)	(14,550,574)
Working capital	1,272,259	1,886,976	3,207,630	3,305,603